Financial information of parent company	12 Months Ended
Dec. 31, 2018
Financial information of parent company
Financial information of parent company

42.        Financial information of parent company

(i)	Statement of profit or loss

	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Revenue	—	—	—
General and administration expenses	(48,153)	(47,354)	(50,739)
Loss from operations	(48,153)	(47,354)	(50,739)
Interest income	2,266	2,670	1,154
Finance costs	(16,992)	(14,956)	(24,194)
Foreign exchange losses	(64,020)	63,087	(15,269)
Share of profits of subsidiaries	256,750	169,880	477,510
Share of profits of associates	2,980	2,868	1,455
Other gains (losses), net	1,224	3,484	(13,287)
Profit before tax	134,055	179,679	376,630
Income tax expense	—	—	—
Profit for the year	134,055	179,679	376,630
Other comprehensive income (loss)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(36,138)	21,590	(18,131)
Change in value of available-for-sale financial assets	—	(2,356)	798
Cash flow hedges	35,931	35,143	(34,627)
Share of other comprehensive income of joint ventures accounted for using the equity method	—	17,646	—
Other	—	(131)	1
Items that will not be reclassified to profit or loss
Actuarial gains and losses on defined benefit plans	129	(436)	1,520
Total comprehensive income for the year	133,977	251,135	326,191

(ii)Statement of financial position

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Assets
Non-current assets
Property, plant and equipment	48,168	47,090	89,404
Intangible assets	32,437	59,138	91,225
Investment in subsidiaries	5,051,780	4,779,485	4,333,604
Derivative financial instruments	5,266	—	—
Investments in associates	145,285	132,427	114,966
Other financial assets	—	11,732	—
Other assets	141,603	372,275	530,566
Total non-current assets	5,424,539	5,402,147	5,159,765
Current assets
Prepayment and prepaid operating expenses	298	428	671
Trade and other receivables	28,982	29,061	24,749
Due from subsidiaries	2,027,008	1,609,556	908,716
Financial asset at amortized cost	40,000	—	—
Derivative financial instruments	1,323	—	—
Other financial assets	—	95,440	3,000
Cash and cash equivalent	107,795	140,411	317,873
Total current assets	2,205,406	1,874,896	1,255,009
Total assets	7,629,945	7,277,043	6,414,774
Equity and liabilities
Capital and reserves
Ordinary shares, $0.004 par value, 10,000,000,000 shares authorized, 5,039,819,199, 4,916,106,889 and 4,252,922,259 shares issued and outstanding at December 31, 2018, 2017 and 2016	20,159	19,664	17,012
Share premium	4,993,163	4,827,619	4,950,948
Reserves	109,346	134,669	93,563
Retained earnings (accumulated deficit)	331,298	187,008	(910,849)
	5,453,966	5,168,960	4,150,674
Perpetual subordinated convertible securities	563,848	64,073	—
Total equity	6,017,814	5,233,033	4,150,674
Non-current liabilities
Borrowings	—	76,520	72,077
Convertible bonds	418,592	403,329	395,210
Bonds payable	—	496,689	494,909
Medium-term notes	—	228,483	214,502
Derivative financial instruments	8,711	—	—
Other financial liabilities	—	1,885	60,610
Other liabilities	—	520	2,560
Total non-current liabilities	427,303	1,207,426	1,239,868
Current liabilities
Trade and other payables	18,033	17,489	1,683
Due to subsidiaries	351,017	804,476	522,166
Borrowings	72,852	—	—
Convertible bonds	—	—	391,401
Bonds payable	498,551	—	—
Medium-term notes	218,247	—	—
Short-term notes	—	—	86,493
Accrued liabilities	13,789	13,877	19,570
Derivative financial instruments	12,339	—	—
Other financial liabilities	—	742	2,919
Total current liabilities	1,184,828	836,584	1,024,232
Total liabilities	1,612,131	2,044,010	2,264,100
Total equity and liabilities	7,629,945	7,277,043	6,414,774

(iii)Statement of changes in equity

									Share of
									other
					Change in				comprehensive
					value of				income of
			Equity-settle	Foreign	available-	Convertible	Defined		joint ventures			Perpetual
			employee	currency	for-sale	bonds	benefit		accounted for			subordinated
	Ordinary	Share	benefits	translation	financial	equity	plan	Cash flow	using		Accumulated	convertible	Total
	shares	premium	reserve	reserve	assets	reserve	reserve	hedges	equity method	Others	deficit	securities	equity
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Balance at December 31, 2015	16,830	4,903,861	70,459	(3,956)	447	29,564	—	—	—	130	(1,287,479)	—	3,729,856
Profit for the year	—	—	—	—	—	—	—	—	—	—	376,630	—	376,630
Other comprehensive loss for the year	—	—	—	(18,131)	798	—	1,520	(34,627)	—	1	—	—	(50,439)
Total comprehensive loss for the year	—	—	—	(18,131)	798	—	1,520	(34,627)	—	1	376,630	—	326,191
Exercise of stock options	140	36,064	(18,594)	—	—	—	—	—	—	—	—	—	17,610
Share-based compensation	—	—	13,838	—	—	—	—	—	—	—	—	—	13,838
Conversion options of convertible bonds exercised during the year	42	11,023	—	—	—	(821)	—	—	—	—	—	—	10,244
Recognition of equity component of convertible bonds	—	—	—	—	—	52,935	—	—	—	—	—	—	52,935
Subtotal	182	47,087	(4,756)	—	—	52,114	—	—	—	—	—	—	94,627
Balance at December 31, 2016	17,012	4,950,948	65,703	(22,087)	1,245	81,678	1,520	(34,627)	—	131	(910,849)	—	4,150,674
Profit for the year	—	—	—	—	—	—	—	—	—	—	179,679	—	179,679
Other comprehensive income (losses) for the year	—	—	—	21,590	(2,356)	—	(436)	35,143	17,646	(131)	—	—	71,456
Total comprehensive income (losses) for the year	—	—	—	21,590	(2,356)	—	(436)	35,143	17,646	(131)	179,679	—	251,135
Exercise of stock options	130	35,178	(18,220)	—	—	—	—	—	—	—	—	—	17,088
Share-based compensation	—	—	17,495	—	—	—	—	—	—	—	—	—	17,495
Conversion options of convertible bonds exercised during the year	1,556	427,168	—	—	—	(29,625)	—	—	—	—	—	—	399,099
Issuance of ordinary shares	966	325,174	—	—	—	—	—	—	—	—	—	—	326,140
Perpetual subordinated convertible securities	—	—	—	—	—	—	—	—	—	—	—	64,073	64,073
Share premium reduction	—	(910,849)	—	—	—	—	—	—	—	—	910,849	—	—
Gain on transfer of business operation	—	—	—	—	—	—	—	—	—	—	7,329	—	7,329
Subtotal	2,652	(123,329)	(725)	—	—	(29,625)	—	—	—	—	918,178	64,073	831,224
Balance at December 31, 2017	19,664	4,827,619	64,978	(497)	(1,111)	52,053	1,084	516	17,646	—	187,008	64,073	5,233,033
Change in accounting policy	—	—	—	—	1,111	—	—	—	(17,646)	—	16,535	—	—
Restated total equity at January 1, 2018	19,664	4,827,619	64,978	(497)	—	52,053	1,084	516	—	—	203,543	64,073	5,233,033
Profit for the year	—	—	—	—	—	—	—	—	—	—	134,055	—	134,055
Other comprehensive income (losses) for the year	—	—	—	(36,138)	—	—	129	35,931	—	—	—	—	(78)
Total comprehensive income (losses) for the year	—	—	—	(36,138)	—	—	129	35,931	—	—	134,055	—	133,977
Issuance of ordinary shares	474	160,404	—	—	—	—	—	—	—	—	—	—	160,878
Cancellation of treasury stock	(76)	(19,981)	—	—	—	—	—	—	—	—	—	—	(20,057)
Exercise of stock options	97	25,121	(17,211)	—	—	—	—	—	—	—	—	—	8,007
Share-based compensation	—	—	10,912	—	—	—	—	—	—	—	—	—	10,912
Perpetual subordinated convertible securities	—	—	—	—	—	—	—	—	—	—	—	499,775	499,775
Distribution to perpetual subordinated convertible securities	—	—	—	—	—	—	—	—		—	(6,300)	—	(6,300)
Deconsolidation of subsidiary due to loss of control	—	—	—	(1,774)	—	—	—	—	—	—	—	—	(1,774)
Share of other capital reserve of associates accounted for using equity method	—	—	—	—	—	—	—	—	—	(637)	—	—	(637)
Subtotal	495	165,544	(6,299)	(1,774)	—	—	—	—	—	(637)	(6,300)	499,775	650,804
Balance at December 31, 2018	20,159	4,993,163	58,679	(38,409)	—	52,053	1,213	36,447	—	(637)	331,298	563,848	6,017,814

(i)	Statement of cash flow

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Operating activities
Profit for the year	134,055	179,679	376,630
Adjustments for:
Amortization of intangible assets and land use right	26,309	32,131	30,678
Depreciation of property, plant and equipment	13,843	10,706	8,062
Expense recognized in respect of equity-settled share-based payments	1,434	1,297	1,940
Finance costs	16,992	14,956	24,194
Interest income	(2,266)	(2,670)	(1,154)
Impairment loss recognised on property, plant and equipment	392	—	—
Net (gain) loss arising on financial liabilities at fair value through profit or loss	(749)	(3,554)	13,182
Net loss (gain) on foreign exchange	64,059	(63,087)	5,982
Share of profit of investment accounted for using equity method	(259,730)	(172,748)	(478,965)
	(5,661)	(3,290)	(19,451)
Operating cash flows before movements in working capital:
Decrease (increase) in trade and other receivables	4,868	(2,374)	(1,727)
Decrease (increase) in prepaid operating expenses	130	243	(57)
Decrease (increase) in other operating assets	5,044	(7,710)	777
Increase in trade and other payables	543	5,168	1,354
Increase (decrease) in other operating liabilities	700	(5,534)	2,818
Cash generated from (used in) operations	5,624	(13,497)	(16,286)
Interest paid	(18,165)	(21,262)	(16,149)
Interest received	2,769	1,347	1,135
Net cash used in operating activities	(9,772)	(33,412)	(31,300)
Investing activities
Payments to acquire financial assets at fair value through profit or loss	(119,200)	—	—
Proceeds on sale of financial assets at fair value through profit or loss	212,038	—	—
Payments to acquire financial assets at amortised cost	(40,000)	—	—
Payments to acquire financial assets	—	(92,000)	(6,000)
Proceeds on sale of financial assets	—	3,000	18,000
Investment in subsidiaries	(30,000)	(207,000)	(550,426)
Investment in associates	(15,790)	(15,095)	(63,796)
Payments for property, plant and equipment	—	—	(52,445)
Payments for intangible assets	(520)	(1,000)	(11,526)
Proceeds from disposal of available-for-sale investment	—	—	146
Cash paid for subsidiaries	(1,842,219)	(728,621)	(437,437)
Distributions received from associates	316	255	—
Net cash used in investing activities	(1,835,375)	(1,040,461)	(1,103,484)
Financing activities
Proceeds from borrowings	—	—	76,006
Proceeds from issuance of new shares	160,878	326,351	—
Proceeds from issuance of convertible bonds	—	—	441,155
Proceeds from issuance of short-term and medium-term notes	—	—	314,422
Repayment of short-term notes	—	(87,858)	—
Proceeds from issuance of perpetual subordinated convertible securities	499,775	64,350	—
Distribution of perpetual subordinated convertible securities	(6,300)	—	—
Proceeds from exercise of employee stock options	8,007	17,088	17,610
Payments to acquire treasury shares	(20,057)	—	—
Cash received from subsidiaries	1,172,202	572,320	487,050
Net cash from financing activities	1,814,505	892,251	1,336,243

Net (decrease) increase in cash and cash equivalent	(30,642)	(181,622)	201,459
Cash and cash equivalent at the beginning of the year	140,411	317,873	115,726
Effects of exchange rate changes on the balance of cash held in foreign currencies	(1,974)	4,160	688
Cash and cash equivalent at the end of the year	107,795	140,411	317,873